Concentrations (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Three suppliers [Member]
Concentration Risk (Textua)
Concentration risk, percentage	39.00%
Three suppliers [Member] | Accounts Payable [Member]
Concentration Risk (Textua)
Concentration risk, percentage	45.00%	43.00%
One Suppliers [Member]
Concentration Risk (Textua)
Concentration risk, percentage		10.00%
Accounts Receivable [Member] | Related Party [Member]
Concentration Risk (Textua)
Concentration risk, percentage	22.00%
Largest Customers [Member] | Accounts Receivable [Member]
Concentration Risk (Textua)
Concentration risk, percentage	36.00%
One Customers [Member] | Accounts Receivable [Member]
Concentration Risk (Textua)
Concentration risk, percentage		23.00%
Three Customers [Member] | Accounts Receivable [Member]
Concentration Risk (Textua)
Concentration risk, percentage	73.00%
Four Customers [Member] | Accounts Receivable [Member]
Concentration Risk (Textua)
Concentration risk, percentage		68.00%
Revenue [Member] | Two Customers [Member]
Concentration Risk (Textua)
Concentration risk, percentage	38.00%	28.00%
Revenue [Member] | Largest Customers [Member]
Concentration Risk (Textua)
Concentration risk, percentage	26.00%
Revenue [Member] | One Customers [Member]
Concentration Risk (Textua)
Concentration risk, percentage	12.00%	15.00%